PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Nov. 30, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Summary of prepaid expenses and other current assets

	2021	2020
	$	$
Deposits – raw material inventory	9,014	8,759
Deposits – leases and equipment	1,917	2,707
Prepaid expenses	5,029	964
Restricted short-term investments	301	100
	16,261	12,530